RETIREMENT PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended													12 Months Ended																		12 Months Ended																																																						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2006	Dec. 31, 2011 Defined Contribution Eastman Investment Plan and Employee Stock Ownership Plan [Member]	Dec. 31, 2010 Defined Contribution Eastman Investment Plan and Employee Stock Ownership Plan [Member]	Dec. 31, 2009 Defined Contribution Eastman Investment Plan and Employee Stock Ownership Plan [Member]	Dec. 31, 2011 Pension Plans [Member]		Dec. 31, 2010 Pension Plans [Member]		Dec. 31, 2009 Pension Plans [Member]		Dec. 31, 2011 Pension Plans [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Cash [Member]	Dec. 31, 2010 Pension Plans [Member] Cash [Member]	Dec. 31, 2011 Pension Plans [Member] Cash [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Cash [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Cash [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Cash [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Cash [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Cash [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury Securities [Member] Debt [Member]	Dec. 31, 2010 Pension Plans [Member] US Treasury Securities [Member] Debt [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury Securities [Member] Debt [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] US Treasury Securities [Member] Debt [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury Securities [Member] Debt [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] US Treasury Securities [Member] Debt [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury Securities [Member] Debt [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] US Treasury Securities [Member] Debt [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Private Equity Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Private Equity Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Other Alternative Investments [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Other Alternative Investments [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic [Member] Public Equity Funds [Member]	Dec. 31, 2010 Pension Plans [Member] Domestic [Member] Public Equity Funds [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic [Member] Public Equity Funds [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Domestic [Member] Public Equity Funds [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic [Member] Public Equity Funds [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Domestic [Member] Public Equity Funds [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic [Member] Public Equity Funds [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Domestic [Member] Public Equity Funds [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Public Equity Funds [Member]	Dec. 31, 2010 Pension Plans [Member] International [Member] Public Equity Funds [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Public Equity Funds [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] International [Member] Public Equity Funds [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Public Equity Funds [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] International [Member] Public Equity Funds [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Public Equity Funds [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] International [Member] Public Equity Funds [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Fixed Income (US) [Member] Debt [Member]	Dec. 31, 2010 Pension Plans [Member] Fixed Income (US) [Member] Debt [Member]	Dec. 31, 2011 Pension Plans [Member] Fixed Income (US) [Member] Debt [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Fixed Income (US) [Member] Debt [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Fixed Income (US) [Member] Debt [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Fixed Income (US) [Member] Debt [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Fixed Income (US) [Member] Debt [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Fixed Income (US) [Member] Debt [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Fixed Income International [Member] Debt [Member]	Dec. 31, 2010 Pension Plans [Member] Fixed Income International [Member] Debt [Member]	Dec. 31, 2011 Pension Plans [Member] Fixed Income International [Member] Debt [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Fixed Income International [Member] Debt [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Fixed Income International [Member] Debt [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Fixed Income International [Member] Debt [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Fixed Income International [Member] Debt [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Fixed Income International [Member] Debt [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Private Equity, Real Estate Funds, and Other Alternative Investments [Member]	Dec. 31, 2010 Pension Plans [Member] Private Equity, Real Estate Funds, and Other Alternative Investments [Member]	Dec. 31, 2011 Pension Plans [Member] Private Equity, Real Estate Funds, and Other Alternative Investments [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Private Equity, Real Estate Funds, and Other Alternative Investments [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Private Equity, Real Estate Funds, and Other Alternative Investments [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Private Equity, Real Estate Funds, and Other Alternative Investments [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Private Equity, Real Estate Funds, and Other Alternative Investments [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Private Equity, Real Estate Funds, and Other Alternative Investments [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] International Commodities Funds [Member] Public Equity Funds [Member]	Dec. 31, 2010 Pension Plans [Member] International Commodities Funds [Member] Public Equity Funds [Member]	Dec. 31, 2011 Pension Plans [Member] International Commodities Funds [Member] Public Equity Funds [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] International Commodities Funds [Member] Public Equity Funds [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] International Commodities Funds [Member] Public Equity Funds [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] International Commodities Funds [Member] Public Equity Funds [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] International Commodities Funds [Member] Public Equity Funds [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] International Commodities Funds [Member] Public Equity Funds [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] U.S. Plans [Member]		Dec. 31, 2011 Pension Plans [Member] U.S. Plans [Member]		Dec. 31, 2010 Pension Plans [Member] U.S. Plans [Member]		Dec. 31, 2012 Pension Plans [Member] Non U.S. Plans [Member]		Dec. 31, 2011 Pension Plans [Member] Non U.S. Plans [Member]		Dec. 31, 2010 Pension Plans [Member] Non U.S. Plans [Member]		Dec. 31, 2011 Post Retirement Welfare Plans [Member]		Dec. 31, 2010 Post Retirement Welfare Plans [Member]		Dec. 31, 2009 Post Retirement Welfare Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Anticipated percentage of employer contribution to the plan for all U.S. employees (in hundredths)	5.00%
Allocated shares in the ESOP (in shares)				2,525,114	2,763,982	3,017,424
Percentage of company match of the first seven percent of employee's compensation contributed to the plan (in hundredths)			50.00%
Percentage of an employee's remuneration that is being matched by the employer (in hundredths)			7.00%
Charges for domestic contributions to the Defined Contribution plans				$ 38	$ 35	$ 34
Change in projected benefit obligation [Roll Forward]
Benefit obligation, beginning of year							1,621		1,508																																																																																												827		777
Service cost							45		44		42																																																																																										9		9		8
Interest cost							87		85		87																																																																																										44		44		45
Actuarial loss							57		75	[1]																																																																																											36		40
Curtailment							0		6																																																																																												0		0
Settlements							(7)		0																																																																																												0		0
Acquisitions							142		0																																																																																												6		0
Plan amendments and other							(2)		0																																																																																												0		0
Plan participants' contributions							1		0																																																																																												14		12
Effect of currency exchange							(2)		(16)																																																																																												0		0
Benefits paid							(154)		(81)																																																																																												(55)		(55)
Benefit obligation, end of year							1,788		1,621		1,508																																																																																										881		827		777
Change in plan assets [Roll Forward]
Fair value of plan assets, beginning of year							1,178		1,087				108	16	795	818			9	16	9	16	0	0	0	0	36	32	0	0	36	32	0	0							407	408	32	0	375	408	0	0	199	216	12	0	187	216	0	0	80	28	50	0	30	28	0	0	155	125	0	0	155	125	0	0	387	353	0	0	11	9	376	344	6	0	5	0	1	0	0	0	1,003		925				276		253				52		51
Actual return on plan assets							45		133																																																																																												1		9
Effect of currency exchange							(3)		(14)																																																																																												0		0
Company contributions							125		53																																																																																												36		39
Reserve for third party contributions							0		0																																																																																												7		(4)
Plan participants' contributions							1		0																																																																																												14		12
Benefits paid							(154)		(81)																																																																																												(55)		(55)
Defined Benefit Plan, Purchases, Sales, and Settlements [Abstract]
Settlements							(7)		0																																																																																												0		0
Acquisitions							94		0																																																																																												0		0
Fair value of plan assets, end of year							1,279		1,178		1,087		108	16	795	818			9	16	9	16	0	0	0	0	36	32	0	0	36	32	0	0							407	408	32	0	375	408	0	0	199	216	12	0	187	216	0	0	80	28	50	0	30	28	0	0	155	125	0	0	155	125	0	0	387	353	0	0	11	9	376	344	6	0	5	0	1	0	0	0			1,003		925				276		253		55		52		51
Defined Benefit Plan, Funded Status Of Plan [Abstract]
Funded status at end of year							(509)		(443)																																																																																												(826)		(775)
Amounts recognized in the Consolidated Statements of Financial Position consist of [Abstract]
Other noncurrent asset							24		9																																																																																												0		0
Current liability							3		8																																																																																												42		40
Noncurrent liability							530		444																																																																																												784		735
Net amount recognized, end of year							(509)		(443)																																																																																												(826)		(775)
Amounts recognized in accumulated other comprehensive income consist of [Abstract]
Prior service credit							(26)		(36)																																																																																												(99)		(125)
Accumulated benefit obligation basis for all defined benefit pension plans							1,700		1,500
Pension curtailment related to discontinued operations	7	2
Estimated prior service credit that will be amortized from accumulated other comprehensive income into net periodic cost in next fiscal year							4																																																																																														20
Components of net periodic benefit cost [Abstract]
Service cost							45		44		42																																																																																										9		9		8
Interest cost							87		85		87																																																																																										44		44		45
Expected return on assets							(100)		(85)		(77)																																																																																										(2)		(3)		(3)
Curtailment (gain)/ loss							0	[2]	4	[2]	0	[2]																																																																																									(7)	[2]	0	[2]	0	[2]
Amortization of: [Abstract]
Prior service credit							(13)		(16)		(16)																																																																																										(21)		(23)		(23)
Mark-to-market adjustment							(114)	[1]	(25)	[1]	(76)	[1]																																																																																									(33)	[1]	(38)	[1]	(25)	[1]
Net periodic benefit cost							133		57		112																																																																																										56		65		52
MTM adjustment for pension and OPEB plans actuarial net losses for discontinued operations									5		7																																																																																												5		3
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Curtailments							0	[3]	(2)	[2],[3]	0	[3]
Current year prior service credit							2		0		0
Amortization of: [Abstract]
Prior service credit							(13)		(16)		(16)
Total							(11)		(18)		(16)
The increase or decrease in health care cost that would have no material impact on health care cost (in hundredths)	0.01
Expected long-term rate of return on plan assets (in hundredths)																																																																																											8.44%		8.75%				6.44%		6.40%
Fair value of plan assets							1,279		1,178		1,087		108	16	795	818			9	16	9	16	0	0	0	0	36	32	0	0	36	32	0	0							407	408	32	0	375	408	0	0	199	216	12	0	187	216	0	0	80	28	50	0	30	28	0	0	155	125	0	0	155	125	0	0	387	353	0	0	11	9	376	344	6	0	5	0	1	0	0	0			1,003		925				276		253		55		52		51
Weighted-average assumptions used to determine benefit obligations for years ended [Abstract]
Discount rate (in hundredths)							4.59%		5.33%		5.73%																																																																																										4.96%		5.33%		5.76%
Rate of compensation increase (in hundredths)							3.55%		3.60%		3.53%																																																																																										3.50%		3.50%		3.50%
Health care cost trend [Abstract]
Initial (in hundredths)																																																																																																					8.00%		8.00%		8.00%
Decreasing to ultimate trend of (in hundredths)																																																																																																					5.00%		5.00%		5.00%
In year																																																																																																					2018		2017		2016
Weighted-average assumptions used to determine net periodic cost for years ended [Abstract]
Discount rate ( in hundredths)							5.33%		5.73%		6.05%																																																																																										5.33%		5.76%		6.08%
Expected return on assets (in hundredths)							8.24%		8.25%		8.47%																																																																																										0.00%		0.00%		0.00%
Rate of compensation increase (in hundredths)							3.60%		3.53%		3.57%																																																																																										3.50%		3.50%		3.50%
Health Care Cost Trend [Abstract]
Initial (in hundredths)																																																																																																					0.0800		0.0800		0.0800
Decreasing to ultimate trend of (in hundredths)																																																																																																					5.00%		5.00%		5.00%
in year																																																																																																					2017		2016		2015
Assets measured with unobservable input (level 3) [Roll Forward]
Beginning balance																	344	304																	129	107	106	92	109	105
Distributions																	62	41																	30	20	7	2	25	19
Unrealized gains/(losses)																	47	24																	23	19	9	(9)	15	14
Purchases, contributions, and other																	47	57																	28	23	10	25	9	9
Ending balance																	376	344																	150	129	118	106	108	109
Asset category [Abstract]
Equity securities (in hundredths)																																																																																											52.00%		57.00%				32.00%		38.00%
Debt securities (in hundredths)																																																																																											13.00%		8.00%				57.00%		49.00%
Real estate (in hundredths)																																																																																											11.00%		11.00%
Other investments (in hundredths)																																																																																											24.00%	[4]	24.00%	[4]			11.00%	[4]	13.00%	[4]
Total (in hundredths)																																																																																											100.00%		100.00%				100.00%		100.00%
U.S. and Non-US Pension Plan Target Allocation [Abstract]
Equity securities (in hundredths)																																																																																									57.00%						32.00%
Debt securities (in hundredths)																																																																																									17.00%						52.00%
Real estate (in hundredths)																																																																																									8.00%
Other investments (in hundredths)																																																																																									18.00%	[4]					16.00%	[4]
Amount of defined benefit pension plan funded by the company							102		35
Estimated future benefits payments [Abstract]
2012																																																																																											130						9				47
2013																																																																																											136						9				48
2014																																																																																											137						10				49
2015																																																																																											141						10				51
2016																																																																																											140						11				53
2017-2021																																																																																											$ 688						$ 57				$ 290

[1]	Includes MTM adjustments for discontinued operations for 2010 and 2009 of $5 million and $7 million, respectively, for pension plans and $5 million and $3 million, respectively, for postretirement welfare plans
[2]	Includes $2 million charge in 2010 and $7 million gain in 2011 for the Performance Polymers segment that was sold January 31, 2011 and is included in discontinued operations. For more information, see Note 43, "Discontinued Operations and Assets Held for Sale."
[3]	For the Performance Polymers segment that was sold January 31, 2011 and is included in discontinued operations. For more information, see Note 4, "Discontinued Operations and Assets Held for Sale."
[4]	Primarily consists of private equity and natural resource and energy related limited partnership investments.